Document and Entity Information	Mar. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0002034406
Document Creation Date	Mar. 28, 2025
Document Effective Date	Mar. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Tortoise Capital Series Trust
Prospectus Date	Mar. 28, 2025
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Tortoise Essential Energy Fund | Tortoise Essential Energy Fund
Prospectus:
Trading Symbol	TPZ